Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.89%(a)
Alabama–2.54%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 225	$ 200,398
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,520,294
Energy Southeast A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	990	1,051,959
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,503,463)(c)(d)	5.50%	01/01/2043	1,725	983,250
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	3,500	3,721,045
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,745	3,848,954
Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,495	1,467,661
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,489,583
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	825	829,566
				15,112,710
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	369,830
Arizona–2.87%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	86	77,978
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,195	1,176,313
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	463,620
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	820	780,670
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,102,831
Series 2017, Ref. RB	5.00%	11/15/2045	890	725,167
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	225	215,685
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(f)	5.00%	07/01/2046	3,010	3,207,692
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	500	500,851
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	360	334,889
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	1,190	1,138,271
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,300	3,547,082
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	770	801,038
Series 2007, RB	5.00%	12/01/2037	1,805	1,917,168
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,061,827
				17,051,082
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	579,996
California–12.46%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	800	696,960
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,680	1,302,923
Series 2023, GO Bonds(h)	5.25%	09/01/2053	3,300	3,652,491
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	2,475	2,622,415
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	278,798
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	11,000	1,070,428
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 35	$ 35,433
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,670	290,783
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	4,285	4,562,293
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,185	3,964,544
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,054	3,896,878
Series 2023-1, RB	4.38%	09/20/2036	834	825,055
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	1,940	2,023,307
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	190	184,570
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,340	1,386,418
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,675	1,690,193
Series 2018 A, RB(i)	5.00%	12/31/2047	2,010	2,002,957
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	250	223,710
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	765	771,967
Series 2012, RB(e)(i)	5.00%	07/01/2030	220	221,815
Series 2012, RB(e)(i)	5.00%	07/01/2037	2,280	2,286,089
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,675	2,678,513
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,005	1,009,509
California State University; Series 2019 A, RB(h)	5.00%	11/01/2049	2,120	2,226,205
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	840	617,756
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(e)	4.00%	08/01/2056	500	423,217
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	375	374,957
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	855	818,399
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,535	167,871
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(i)	5.50%	05/15/2035	1,750	1,965,418
Series 2022 G, RB(i)	5.50%	05/15/2037	750	836,718
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	2,340	2,487,126
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(f)	5.00%	08/01/2050	1,235	1,287,876
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	585	724,103
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,010	1,923,319
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	3,075	3,041,800
Regents of the University of California Medical Center; Series 2022 P, RB(h)(k)	4.00%	05/15/2053	5,435	5,172,192
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,205	1,148,654
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,065	1,976,646
Series 2021 A, RB	5.00%	07/01/2056	2,010	2,109,938
Series 2023 B, RB(i)	5.00%	07/01/2048	2,475	2,570,283
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(i)	5.00%	05/01/2038	680	705,401
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2050	2,360	2,400,977
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	610	651,228
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,485	1,314,570
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,345	1,417,017
				74,039,720
Colorado–6.26%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	2,340	2,260,246
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	756,238
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	930,539
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	610	655,551
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	$ 1,680	$ 1,510,340
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	598,723
Series 2022, RB	6.50%	12/01/2053	585	592,323
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	689,005
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,670	1,701,017
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,761,969
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,538,196
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	185	175,284
Series 2007 A, RB	5.30%	07/01/2037	115	92,574
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	921,676
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB(b)(l)	5.00%	07/24/2024	500	515,621
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,262
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.00%	12/01/2048	5,260	5,312,917
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,735	1,773,344
Series 2018 A-2, RB(g)	0.00%	08/01/2034	1,325	847,261
Series 2022 A, RB(i)	5.00%	11/15/2036	945	1,020,452
Series 2022 A, RB(i)	5.00%	11/15/2047	2,500	2,596,755
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	399,281
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,980	1,982,167
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	787	667,654
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	755	766,381
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	489,166
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	371,705
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	471,670
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	530,995
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	464,917
Series 2023, GO Bonds	8.00%	12/15/2035	608	589,063
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	354,865
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,065	1,357,903
				37,166,060
District of Columbia–2.51%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	1,670	1,786,870
Series 2023 A, RB	5.25%	05/01/2048	2,435	2,663,345
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	634,021
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,370	3,214,960
Metropolitan Washington Airports Authority; Series 2017, Ref. RB(i)	5.00%	10/01/2042	2,675	2,715,261
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,531,190
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,185	2,382,405
				14,928,052
Florida–11.18%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(d)(e)	5.00%	11/15/2061	1,075	692,318
Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000)(d)(e)	6.50%	11/15/2033	100	84,314
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	454,427
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2019 A, RB(i)	5.00%	10/01/2049	$ 1,325	$ 1,354,378
Series 2019 B, RB(i)	4.00%	09/01/2044	835	784,602
Series 2022 A, RB(h)(k)	4.00%	10/01/2047	3,350	3,228,410
Series 2022, RB	5.00%	01/01/2047	1,675	1,756,872
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,475	2,276,444
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,215	1,344,072
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $947,089)(c)(d)(e)	7.75%	05/15/2035	970	26,174
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,360	1,385,348
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,228,418
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	1,000	1,040,000
Series 2024, Ref. RB(i)	5.00%	07/01/2041	800	822,505
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.00%	07/01/2044	2,500	2,574,934
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2047	1,000	1,039,626
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2053	825	851,586
Series 2024, Ref. RB(i)	5.50%	07/01/2053	800	832,530
Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,460	1,617,746
Series 2024, RB(h)	5.50%	09/01/2053	2,520	2,792,276
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	685	688,371
Series 2019 A, RB(i)	4.00%	10/01/2044	2,500	2,333,932
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,585	1,696,626
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,475	2,508,571
Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	2,430	2,658,991
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	1,220	1,339,116
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	605,096
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	257,577
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	938,192
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	1,030	1,097,515
Series 2022, RB	5.25%	08/01/2049	1,675	1,757,812
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	1,985	2,096,638
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,090,101
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	936,213
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2048	3,325	3,133,264
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	505	529,652
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	2,115	2,201,599
Subseries 2021 A-2, Ref. RB (INS - AGM)(f)	4.00%	10/01/2049	2,520	2,382,697
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,605	2,605,015
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,345	2,449,997
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2050	2,000	475,678
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	450	95,438
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	445	89,095
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	385	72,754
Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	235	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,340	1,226,287
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	770,775
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	735	338,275
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,360
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,274,381
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	$ 5,620	$ 1,550,921
				66,387,921
Georgia–2.36%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(h)(k)	4.00%	07/01/2044	3,345	3,244,418
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,154,692
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	982,440
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	589,036
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,800,226
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,240	1,238,689
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,260	1,238,450
Series 2024 A, RB(b)	5.00%	09/01/2031	1,650	1,745,272
				13,993,223
Hawaii–1.10%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2041	3,720	3,987,900
Series 2024, RB	5.50%	07/01/2052	2,380	2,567,355
				6,555,255
Idaho–0.75%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	355	316,947
Series 2017 A, Ref. RB	5.25%	11/15/2037	500	425,303
Idaho (State of) Housing & Finance Association;
Series 2024 A, RB (CEP - GNMA)	4.60%	01/01/2049	1,930	1,911,519
Series 2024, RB	5.00%	08/15/2048	1,680	1,805,094
				4,458,863
Illinois–6.63%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,055,132
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,193,254
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	340,713
Series 2014, RB	5.00%	11/01/2039	860	861,368
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,418,648
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,105,064
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	376	274,228
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(i)	5.00%	01/01/2030	4,500	4,492,158
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,482,023
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,734,709
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	770,006
Chicago (City of), IL Park District;
Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2035	1,000	1,004,431
Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2038	1,330	1,318,671
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	504	465,909
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,251,183
Series 2014, GO Bonds	5.00%	05/01/2035	450	450,348
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,210,896
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,136,857
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	274,739
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,145,642
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,282,337
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,499,819
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	$ 360	$ 360,351
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,644)(d)	5.00%	11/01/2040	60	49,260
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,024,957)(d)	5.00%	11/01/2049	1,220	902,160
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,075	4,090,299
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	881	469,278
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	939,432
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	156,312
Series 2017, Ref. RB	5.25%	02/15/2037	195	196,594
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	2,200	2,222,329
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,205	1,208,544
				39,362,694
Indiana–1.28%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	2,435	2,692,043
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,410	2,283,391
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	240	240,035
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,635	1,764,271
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	620	614,014
				7,593,754
Iowa–1.36%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	431,923
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,245	1,221,163
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,740	2,851,467
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,310,781
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	264,522
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	165	160,592
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,805	1,837,225
				8,077,673
Kentucky–2.12%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	670	670,399
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	530	518,160
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,114,051
Series 2015 A, RB	5.00%	07/01/2040	985	985,446
Series 2015 A, RB	5.00%	01/01/2045	1,335	1,314,541
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,273,380
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,650	1,758,136
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	4,670	4,942,359
				12,576,472
Louisiana–0.66%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	830	733,450
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,680	2,683,810
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2048	495	504,650
				3,921,910
Maryland–0.87%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	386,394
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	941,567
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	$ 995	$ 1,007,789
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	335,620
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(i)	5.25%	06/30/2052	1,540	1,582,154
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	903,786
				5,157,310
Massachusetts–2.98%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(f)	5.50%	08/01/2030	1,500	1,676,786
Series 2024, RB(h)	5.00%	06/01/2053	4,585	4,898,459
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	690	728,288
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,455	1,537,901
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2054	2,435	2,555,746
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(h)	5.50%	07/01/2032	2,500	2,924,848
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2037	245	239,621
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2000 M1, RB	5.50%	06/01/2026	400	416,972
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2040	1,000	1,039,220
Series 2021 E, RB(i)	5.00%	07/01/2046	1,060	1,099,906
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(f)	5.25%	08/01/2031	500	570,522
				17,688,269
Michigan–4.88%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	229,970
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(f)	5.00%	07/01/2048	2,110	2,047,061
Lansing (City of), MI; Series 2024, RB(h)	5.25%	07/01/2054	3,575	3,886,666
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,800	3,040,260
Series 2024, RB(h)	5.50%	11/15/2049	3,120	3,483,742
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(h)	5.00%	04/15/2041	2,865	2,927,336
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(f)	5.00%	07/01/2032	2,500	2,501,815
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	625,365
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	625,340
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	165	158,129
Series 2020, Ref. RB	5.00%	06/01/2045	490	443,864
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(h)(k)(l)	5.00%	12/01/2046	3,890	3,946,062
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	2,019,943
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	2,520	2,511,578
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	06/30/2030	545	556,986
				29,004,117
Minnesota–0.65%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	257,249
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	416,884
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	599,570
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	1,650	1,762,318
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	$ 500	$ 507,352
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	310,773
				3,854,146
Mississippi–0.11%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	671,194
Missouri–2.10%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	751,099
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,517,219
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	4,740	4,844,963
Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	1,005	1,025,081
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	408,480
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,000,100
Series 2019, Ref. RB	5.00%	02/01/2048	330	316,715
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,853,257
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	770	749,057
				12,465,971
Nebraska–1.35%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,878,106
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	825	858,801
Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,030	1,057,852
Omaha (City of), NE Public Power District; Series 2022, RB(h)(k)	5.25%	02/01/2052	2,075	2,233,742
				8,028,501
Nevada–0.93%
Clark County Water Reclamation District; Series 2024, GO Bonds(h)	5.00%	07/01/2053	5,185	5,513,718
New Hampshire–0.67%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	300	285,292
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,629	1,561,600
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,117,666
New Hampshire (State of) Housing Finance Authority; Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,000	1,017,886
				3,982,444
New Jersey–8.02%
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(f)(g)	0.00%	02/01/2025	1,845	1,794,855
Series 1998, COP (INS - AGM)(f)(g)	0.00%	02/01/2028	2,850	2,452,318
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(f)	5.50%	10/01/2028	1,000	1,091,701
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(f)(g)	0.00%	11/01/2025	2,000	1,894,252
Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	1,000	1,048,848
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(f)(h)	5.25%	07/01/2026	7,000	7,229,234
Series 2005 N-1, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2026	1,500	1,561,846
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	455	455,530
Series 2012, RB(i)	5.75%	09/15/2027	450	450,287
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,006,112
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.13%	01/01/2034	$ 1,250	$ 1,250,580
Series 2013, RB(i)	5.38%	01/01/2043	1,250	1,250,501
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,835	3,536,915
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(g)	0.00%	12/15/2039	6,000	3,026,819
Series 2010 A, RB(g)	0.00%	12/15/2030	1,600	1,238,599
Series 2010 A, RB(g)	0.00%	12/15/2031	3,000	2,228,822
Series 2018 A, RN(h)(k)	5.00%	06/15/2029	1,590	1,626,274
Series 2018 A, RN(h)(k)	5.00%	06/15/2030	550	561,564
Series 2018 A, RN(h)(k)	5.00%	06/15/2031	1,005	1,024,977
Series 2021 A, Ref. RB	5.00%	06/15/2033	495	539,756
Series 2022, RB	5.25%	06/15/2046	1,430	1,543,614
New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS - AGM)(f)	5.25%	01/01/2027	705	738,448
Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(f)(g)	0.00%	09/01/2032	5,000	3,623,191
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	2,985,954
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,720,244
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,725	1,736,759
				47,618,000
New Mexico–0.08%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	448,792
New York–28.25%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(o)	5.25%	12/31/2033	400	364,208
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,517,013
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,980	2,008,552
Series 2020 A-1, RB (INS - AGM)(f)	4.00%	11/15/2041	1,165	1,133,097
Series 2020 A-1, RB (INS - BAM)(f)	4.00%	11/15/2053	395	362,503
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,376,080
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(f)	5.38%	03/01/2028	1,240	1,286,973
Series 2020 221, RB(i)	4.00%	07/15/2060	2,345	2,060,664
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,645	1,708,968
New York (City of), NY;
Series 2012, VRD GO Bonds(p)	2.75%	04/01/2042	11,545	11,545,000
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,470	2,615,894
Subseries 2014 I-2, VRD GO Bonds(p)	2.20%	03/01/2040	10,000	10,000,000
Subseries 2017 B-5, VRD GO Bonds(p)	0.02%	10/01/2046	2,160	2,160,000
Subseries 2022 D-1, RB(h)	5.25%	05/01/2038	1,355	1,510,595
Subseries 2022 D-1, RB(h)	5.25%	05/01/2042	2,305	2,527,181
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,505	1,640,727
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,594,021
Series 2020 BB-1, RB	5.00%	06/15/2050	3,240	3,398,026
Series 2020, Ref. RB	5.00%	06/15/2050	1,635	1,714,745
New York (City of), NY Transitional Finance Authority;
Series 2016 E-4, VRD RB(p)	2.20%	02/01/2045	25,000	25,000,000
Series 2019 B-1, RB	4.00%	11/01/2045	860	827,493
Series 2023 F-1, RB	4.00%	02/01/2051	2,540	2,399,683
Series 2024 B, RB	4.38%	05/01/2053	2,145	2,094,149
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,240	1,317,825
Series 2018 E, RB(h)	5.00%	03/15/2046	5,715	5,927,299
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2047	1,945	1,856,369
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,417,626
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-thrgn)(o)(p)	2.10%	11/01/2046	$ 6,500	$ 6,500,000
New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	3,675	3,550,517
New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	4,185	3,921,177
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(f)	5.00%	11/15/2053	1,705	1,833,533
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,400	5,035,643
Series 2019 B, RB (INS - AGM)(f)(h)(k)	4.00%	01/01/2050	2,625	2,509,776
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,485	2,397,878
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	255,613
Series 2010 A, RB(e)	6.25%	06/01/2041	1,200	1,199,952
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,155,492
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	5,735	5,745,330
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,228,388
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	520	547,026
Series 2020, Ref. RB(i)	5.38%	08/01/2036	940	992,756
Series 2023, RB(i)	5.38%	06/30/2060	2,115	2,193,479
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,000	1,000,321
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,440	1,440,147
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	2,100	2,166,392
Series 2018, RB(i)	5.00%	01/01/2034	2,320	2,393,196
Series 2018, RB(i)	5.00%	01/01/2036	1,860	1,913,439
Series 2020, RB(i)	5.00%	10/01/2040	2,005	2,078,542
Series 2020, RB(i)	4.38%	10/01/2045	1,175	1,142,768
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,235	3,219,820
Series 2016 A, RB(i)	5.25%	01/01/2050	1,775	1,767,488
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2038	1,870	1,963,567
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,758,588
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	782,258
Series 2021 A, RB	5.00%	11/15/2056	1,135	1,185,691
Series 2022, RB(h)	5.00%	05/15/2051	5,475	5,760,983
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	1,827,839
				167,832,290
North Carolina–0.30%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(f)(g)	0.00%	01/01/2051	3,910	1,039,334
Raleigh (City of), NC Combined Enterprise System; Series 2023, Ref. RB	4.00%	09/01/2053	800	764,837
				1,804,171
North Dakota–0.60%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,350	2,080,695
Series 2017 C, RB	5.00%	06/01/2053	1,745	1,495,068
				3,575,763
Ohio–4.99%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,666,956
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	$ 4,955	$ 4,413,222
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,845	7,029,429
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,605	770,229
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	1,100	1,100,356
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	805	805,195
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	565	559,088
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,140	1,141,746
Series 2017, Ref. RB	5.50%	02/15/2052	845	854,929
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,429,623
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,645	1,823,244
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,490	1,401,864
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)(e)	6.00%	04/01/2038	1,410	370,830
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	844,092
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,291,100
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(i)	5.85%	09/20/2028	260	260,149
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(f)(g)	0.00%	02/15/2030	1,000	792,509
Ohio State University (The);
Series 2010 D, RB(l)	5.00%	12/01/2030	45	49,418
Series 2010 D, RB	5.00%	12/01/2030	955	1,057,571
				29,661,550
Oklahoma–1.29%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,780	3,859,694
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,155	1,260,896
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	720	694,757
Series 2023, RB	4.13%	04/01/2053	895	870,510
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	330	330,240
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	620	620,452
				7,636,549
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	837	860,961
Oregon–1.21%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	464,654
Oregon (State of); Series 2019, GO Bonds(h)(k)	5.00%	08/01/2044	3,350	3,520,581
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,425	1,526,442
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(i)	5.00%	07/01/2052	1,605	1,648,296
				7,159,973
Pennsylvania–4.17%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(f)(i)	5.50%	01/01/2048	1,340	1,444,449
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,680,307
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(g)	0.00%	10/01/2036	650	369,629
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	498,337
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	515	528,422
Series 2021, RB	5.00%	11/01/2051	685	696,098
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	2,015	2,089,538
Series 2022, RB (INS - AGM)(f)(i)	5.00%	12/31/2057	1,010	1,036,171
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	$ 660	$ 651,427
Series 2023 A-2, RB	4.00%	05/15/2048	545	506,226
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	990	1,008,515
Series 2014 A-2, RB	5.13%	12/01/2039	2,000	2,080,422
Series 2019 A, RB	5.00%	12/01/2049	220	228,634
Series 2020 B, RB	5.00%	12/01/2050	595	624,436
Series 2021 A, RB	4.00%	12/01/2050	1,250	1,145,470
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	5,295	5,323,883
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	525	525,494
Series 2021, Ref. RB (INS - AGM)(f)(i)	4.00%	07/01/2041	1,230	1,180,050
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,770,127
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	400	395,399
				24,783,034
Puerto Rico–5.26%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,555	2,568,206
Series 2002, RB	5.63%	05/15/2043	1,490	1,507,655
Series 2005 A, RB(g)	0.00%	05/15/2050	5,915	1,075,033
Series 2005 B, RB(g)	0.00%	05/15/2055	2,540	280,305
Series 2008 A, RB(g)	0.00%	05/15/2057	14,970	1,202,839
Series 2008 B, RB(g)	0.00%	05/15/2057	37,695	2,267,641
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,223,469
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,237,826
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	950,797
Subseries 2022, RN	0.00%	11/01/2043	750	466,024
Subseries 2022, RN	0.00%	11/01/2051	1,417	894,385
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,840	1,822,802
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	735	726,330
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	645	633,559
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	450	401,255
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,495	1,236,120
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,458	1,718,755
Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,305	2,660,115
Series 2018 A-1, RB(g)	0.00%	07/01/2051	10,905	2,593,615
Series 2018 A-1, RB	4.75%	07/01/2053	1,805	1,793,666
Series 2018 A-1, RB	5.00%	07/01/2058	1,955	1,955,634
Series 2019 A-2, RB	4.33%	07/01/2040	1,230	1,226,151
Series 2019 A-2, RB	4.78%	07/01/2058	825	817,703
				31,259,885
Rhode Island–0.37%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,185	2,186,234
South Carolina–0.59%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,940	2,052,375
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	495	540,832
Series 2024, RB	5.50%	11/01/2054	825	896,494
				3,489,701
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.90%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	$ 2,040	$ 2,060,799
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,185	2,188,208
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,055	1,071,489
				5,320,496
Tennessee–3.62%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,280,068
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,849,344
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,035	1,965,336
Knox County & Knoxville City Sports Authority; Series 2024, RB(h)	6.00%	12/01/2054	6,825	7,721,278
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	3,049,990
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,305	1,322,180
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	940	958,175
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	737,884
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,510	2,632,435
				21,516,690
Texas–13.89%
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	1,180	1,248,816
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	980	1,010,449
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,257,724
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,704,230
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,650	1,599,885
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	3,998,272
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	2,914,489
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,340	1,294,535
Series 2023, RB (INS - AGM)(f)	4.25%	10/01/2053	1,430	1,352,817
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,221,838
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2048	1,725	1,820,650
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(i)	4.75%	07/01/2024	565	565,293
Series 2021 A, RB(i)	4.00%	07/01/2041	585	549,791
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	495	504,592
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,360	1,318,484
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,733,900
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,186,521
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,270,727
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	3,085	3,066,834
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	885	841,709
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB(c)	5.00%	07/01/2052	1,500	600,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	45,735
Series 2021, RB	2.00%	11/15/2061	1,628	605,422
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	577,734
Series 2016, Ref. RB	5.00%	07/01/2046	800	619,196
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	520	514,166
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,440	1,460,101
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,010	802,256
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	$ 495	$ 453,735
Series 2017, Ref. RB	5.00%	01/01/2047	620	550,135
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	544,241
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	980,063
Series 2020, RB	5.25%	10/01/2055	2,255	1,887,424
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,065	3,078,298
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,060	3,349,543
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	805	785,413
Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,189,393
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,525	2,440,826
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,487,130
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $286,020)(c)(d)	5.75%	02/15/2025	305	167,750
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240)(c)(d)	6.38%	02/15/2048	1,940	1,067,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	80,022
Series 2020, Ref. RB	6.75%	11/15/2051	85	77,257
Series 2020, Ref. RB	6.88%	11/15/2055	85	77,757
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2043	3,000	1,162,183
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,475	1,961,310
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	1,175	626,617
Series 2015 C, Ref. RB	5.00%	08/15/2042	2,415	2,417,528
Texas (State of) Water Development Board;
Series 2023 A, RB	4.75%	10/15/2043	2,020	2,129,075
Series 2023 A, RB	4.88%	10/15/2048	2,430	2,556,071
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,336,961
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,665	2,738,492
Texas Water Development Board; Series 2022, RB(h)	5.00%	10/15/2047	3,345	3,554,362
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,001
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	2,475	2,284,936
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	3,360	3,070,957
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	3,480	3,761,579
				82,512,225
Utah–1.88%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	409,091
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	373,029
Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	835	865,921
Series 2023 A, RB(i)	5.50%	07/01/2053	2,870	3,078,725
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	3,027,548
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	777,081
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,520	1,529,450
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,115	1,124,721
				11,185,566
Virginia–2.90%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	2,540	2,540,123
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,768,958
Isle Wight (County of) VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(f)	5.25%	07/01/2048	1,305	1,399,340
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	340	312,067
Roanoke (County of), VA Economic Development Authority; Series 2019 A, Ref. RB (Acquired 12/21/2023; Cost $0)(c)(d)	5.25%	09/01/2049	150	139,797
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	$ 1,140	$ 1,157,437
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(i)	5.00%	01/01/2037	3,120	3,267,772
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	560	568,753
Series 2022, Ref. RB(i)	5.00%	12/31/2057	1,630	1,640,032
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	910	916,662
Series 2017, RB(i)	5.00%	12/31/2056	2,500	2,505,532
				17,216,473
Washington–2.62%
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,320	1,363,338
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	2,435	2,578,056
Tacoma (City of), WA; Series 2023, RB(h)	4.00%	12/01/2047	2,785	2,673,378
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,875	2,039,763
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,480	3,540,318
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,655	1,691,310
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	435	360,375
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	360	286,987
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,189	1,054,870
				15,588,395
West Virginia–0.44%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	825	886,014
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,729,978
				2,615,992
Wisconsin–4.41%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2050	6,520	1,763,150
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	29,455	4,595,068
Series 2022, RB(e)	5.25%	12/15/2061	1,705	1,707,705
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,800	2,497,785
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(e)	5.00%	08/01/2027	1,250	1,265,943
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,510	2,383,802
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	840	682,977
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,383,906
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	1,215	1,229,973
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(e)	6.75%	08/01/2031	915	667,950
Series 2017, RB(e)	6.75%	12/01/2042	2,135	2,066,795
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	415	382,577
Series 2022 A, RB(e)	6.13%	02/01/2050	450	414,843
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	625	614,385
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	650	292,500
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	$ 1,675	$ 1,692,294
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,666,362
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	888,292
				26,196,307
Wyoming–0.17%
University of Wyoming; Series 2021 C, RB (INS - AGM)(f)	4.00%	06/01/2044	1,065	1,018,040
Total Municipal Obligations (Cost $926,299,969)				920,027,972
			Shares
Exchange-Traded Funds–0.13%
Invesco Municipal Strategic Income ETF (Cost $792,662)(q)			15,560	788,329
TOTAL INVESTMENTS IN SECURITIES(r)–155.02% (Cost $927,092,631)				920,816,301
FLOATING RATE NOTE OBLIGATIONS–(12.27)%
Notes with interest and fee rates ranging from 3.88% to 4.27% at 05/31/2024 and contractual maturities of collateral ranging from 07/01/2026 to 11/15/2055(s)				(72,875,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.87)%				(242,758,348)
OTHER ASSETS LESS LIABILITIES–(1.88)%				(11,179,315)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$594,003,638
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $4,022,753, which represented less than 1% of the Trust’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $4,112,023, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $46,566,888, which represented 7.84% of the Trust’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $19,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.
(q)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$794,503	$-	$-	$(6,174)	$-	$788,329	$8,122

(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $106,236,867 are held by TOB Trusts and serve as collateral for the $72,875,000 in the floating rate note obligations outstanding at that date.

Entity	Percent
Assured Guaranty Municipal Corp.	5.11%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$919,415,467	$612,505	$920,027,972
Exchange-Traded Funds	788,329	—	—	788,329
Total Investments in Securities	788,329	919,415,467	612,505	920,816,301
Other Investments - Assets
Investments Matured	—	364,831	—	364,831
Total Investments	$788,329	$919,780,298	$612,505	$921,181,132
Invesco Municipal Trust